Financial Instruments (Details) - Schedule of financial assets, other than cash and short-term deposits - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost
Trade receivables	£ 24,475	£ 14,796
Contract assets	248	3,451
Lease deposits	5,664	5,124
Total financial assets	30,387	23,371
Current	24,723	18,247
Non-current	£ 5,664	£ 5,124